Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2030 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2030 Fund - Class A
Bar Chart Table:
Annual Return 2013	17.30%
Annual Return 2014	5.16%
Annual Return 2015	(0.90%)
Annual Return 2016	7.72%
Annual Return 2017	18.97%
Annual Return 2018	(6.74%)
Annual Return 2019	22.51%
Annual Return 2020	14.76%
Annual Return 2021	10.81%
Annual Return 2022	(17.14%)